Income taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of components of income tax expense/(benefit)
The following table summarizes our income tax expense/(benefit):

	Year ended December 31,
(€ thousands)	2017	2018	2019
Current income tax expense/(benefit):
Germany	€323	€2,225	€18,769
Other countries	112	125	309
Current income tax expense/(benefit)	435	2,350	19,078
Deferred income tax expense/(benefit):
Germany	(4,851)	(1,264)	2,020
Other countries	(348)	—	(116)
Deferred income tax expense/(benefit)	(5,199)	(1,264)	1,904
Income tax expense/(benefit)	€(4,764)	€1,086	€20,982

Schedule of income (loss) before income tax, domestic and foreign
The following table summarizes our income/(loss) before income taxes allocated to Germany and to other countries:

	Year ended December 31,
(€ thousands)	2017	2018	2019
Germany	€(20,018)	€(20,574)	€36,750
Other countries	2,205	108	940
Income/loss) before income taxes	€(17,813)	€(20,466)	€37,690

Schedule of effective income tax rate reconciliation
A reconciliation of amounts computed by applying the German statutory income tax rate to income/(loss) before income taxes to total income tax expense/(benefit) is as follows:

	Year ended December 31,
(€ thousands)	2017	2018	2019
Income/(loss) before income taxes	€(17,813)	€(20,466)	€37,690

Income tax expense at German tax rate (31.23%)	(5,562)	(6,391)	11,769
Foreign rate differential	33	(5)	100
Expected tax expense/(benefit)	(5,529)	(6,396)	11,869

Tax effect from:
Non-deductible share-based compensation	5,017	6,465	6,211
Non-deductible corporate costs	34	—	—
Prior period taxes	6	96	66
Movement in valuation allowance	(3,517)	(184)	19
Foreign withholding taxes	—	813	—
Movement in uncertain tax positions	—	—	2,857
Other differences	(775)	292	(40)
Income tax expense/(benefit)	€(4,764)	€1,086	€20,982

Schedule of uncertain tax positions
Uncertain tax positions as of December 31, 2018 and 2019 were as follows:

	Year Ended December 31,
(€ thousands)	2018	2019
Balance, beginning of year	€—	€—
Increases to tax positions related to the current year	—	2,133
Increases to tax positions related to prior years	—	720
Interest and penalties	—	4
Balance, end of year	€—	€2,857

Schedule of deferred tax assets and liabilities
At December 31, 2018 and 2019, the significant components of our deferred tax assets and deferred tax liabilities were as follows:

	Year Ended December 31,
(€ thousands)	2018	2019
Deferred tax assets:
Net operating loss and tax credit carryforwards	€949	€429
Prepaid expense and other current assets	5,042	3,723
Deferred rent	1,778	1
Property and equipment	459	116
Accrued expenses and other current liabilities	1,381	147
Intangible assets, net	372	253
Operating lease liability	—	31,130
Other long-term liabilities	299	311
Other	329	—
Deferred tax assets (gross)	10,609	36,110
Less valuation allowance	—	(81)
Subtotal	10,609	36,029
Offsetting	(10,609)	(35,294)
Deferred tax assets	—	735

Deferred tax liabilities:
Intangible assets, net	53,499	53,021
Property and equipment	2,778	2,980
Operating lease right-of-use assets	—	29,985
Accrued expenses and other current liabilities	448	—
Other	434	235
Subtotal	57,159	86,221
Offsetting	(10,609)	(35,294)
Deferred tax liabilities	€46,550	€50,927